Note 13 - Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of the transactions between related parties [text block]
	December 31,	December 31,	December 31,
	2017	2016	2015

Salaries and benefits	$813,400	$755,475	$740,208	(i)
Share-based payments	2,216,170	1,537,060	725,165
Directors’ fees	70,000	41,000	48,000
	$3,099,570	$2,333,535	$1,513,373